SOUND ENHANCED FIXED INCOME ETF

Schedule of Investments at February 28, 2022 (Unaudited)

	Shares	Value
Closed-End Funds - 15.4%
Ares Capital Corp.	33,751	$737,122
Golub Capital BDC, Inc.	40,546	639,005
Hercules Capital, Inc.	39,286	705,969
PennantPark Floating Rate Capital Ltd.	53,776	698,550
Sixth Street Specialty Lending, Inc.	27,091	635,013

Total Closed-End Funds
(Cost $3,295,069)		3,415,659

Common Stocks - 14.7%
Investment Companies - 2.9%
WhiteHorse Finance, Inc.	41,986	643,226

Real Estate Investment Trusts (REITs) - 11.8%
Alpine Income Property Trust, Inc.	12,204	233,951
Brandywine Realty Trust	19,305	257,336
Global Medical REIT, Inc.	17,235	270,589
Global Net Lease, Inc.	13,186	187,373
Medical Properties Trust, Inc.	10,592	215,441
MGM Growth Properties, LLC - Class A	7,156	270,998
Omega Healthcare Investors, Inc.	6,076	171,161
Plymouth Industrial REIT, Inc.	15,210	396,677
Simon Property Group, Inc.	2,656	365,359
Spirit Realty Capital, Inc.	5,580	258,744
		2,627,629
Total Common Stocks
(Cost $3,351,344)		3,270,855

	Principal Amount
Corporate Bonds - 24.1%
Auto Parts & Equipment - 1.8%
American Axle & Manufacturing, Inc.
5.000% , 10/01/2029	411,000	390,549

Chemicals - 2.0%
Olin Corp.
5.125% , 09/15/2027	449,000	455,165

Computers - 1.8%
Dell, Inc.
6.500% , 04/15/2038	344,000	396,030

Gas - 2.1%
National Fuel Gas Co.
4.750% , 09/01/2028	449,000	468,334

Insurance - 2.1%
Radian Group, Inc.
4.875% , 03/15/2027	449,000	464,354

Lodging - 2.0%
Hilton Domestic Operating Co., Inc.
4.875% , 01/15/2030	442,000	455,483

Media - 2.0%
AMC Networks, Inc.
4.750% , 08/01/2025	450,000	449,719

Miscellaneous Manufacturers - 2.1%
Trinity Industries, Inc.
4.550% , 10/01/2024	449,000	458,469

Oil & Gas - 4.3%
Apache Corp.
5.100% , 09/01/2040	449,000	449,743
Murphy Oil Corp.
5.875% , 12/01/2027	494,000	503,897
		953,640
Pipelines - 3.9%
EQM Midstream Partners L.P.
5.500% , 07/15/2028	405,000	399,253
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000% , 01/15/2028	449,000	464,179
		863,432
Total Corporate Bonds
(Cost $5,558,959)		5,355,175

	Shares
Exchange Traded Funds - 13.4%
AllianceBernstein Global High Income Fund, Inc.	57,421	627,037
Invesco Emerging Markets Sovereign Debt ETF	23,445	536,422
iShares 0-5 Year High Yield Corporate Bond ETF	14,850	658,301
iShares J.P. Morgan EM High Yield Bond ETF	14,535	577,621
VanEck Emerging Markets High Yield Bond ETF	28,261	577,937

Total Exchange Traded Funds
(Cost $3,284,171)		2,977,318

Preferred Stocks - 31.3%
Banks - 13.8%
Associated Banc-Corp.
5.625% , 09/15/2025 (1)	19,575	496,618
Bank of America Corp.
5.375% , 06/25/2024 (1)	20,610	522,463
JPMorgan Chase & Co.
6.000% , 03/01/2024 (1)	19,755	524,298
Morgan Stanley
4.875% , 01/15/2025 (1)	21,196	516,970
Truist Financial Corp.
5.250% , 06/01/2025 (1)	20,251	512,958
Wells Fargo & Co.
4.700% , 12/15/2025 (1)	21,556	493,417
		3,066,724
Diversified Financial Services - 2.2%
Capital One Financial Corp.
4.800% , 06/01/2025 (1)	21,691	495,639

Electric - 4.6%
CMS Energy Corp.
5.875% , 03/1/2079	20,116	531,867
The Southern Co.
4.950% , 01/30/2080	20,521	501,739
		1,033,606
Insurance - 6.8%
AEGON Funding Co., LLC
5.100% , 12/15/2049	20,745	502,444
MetLife, Inc.
4.750% , 03/15/2025 (1)	20,655	495,100
The Allstate Corp.
5.100% , 10/15/2024 (1)	20,160	510,855
		1,508,399
Real Estate Investment Trusts (REITs) - 1.9%
UMH Properties, Inc.
6.75% , 07/26/2022 (1)	16,472	413,777

Telecommunications - 2.0%
AT&T, Inc.
4.750% , 02/18/2025 (1)	20,926	457,442
Total Preferred Stocks
(Cost $7,569,815)		6,975,587

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund, Class X, 0.026% (2)	88,579	88,579
Total Short-Term Investments
(Cost $88,579)		88,579

Total Investments in Securities - 99.3%
(Cost $23,147,937)		22,083,173
Other Assets in Excess of Liabilities - 0.7%		153,829
Net Assets - 100.0%		$22,237,002

(1)	Perpetual call date security. Date shown is next call date.
(2)	The rate shown is the annualized seven-day effective yield as of February 28, 2022.

Summary of Fair Value Exposure at February 28, 2022 (Unaudited)

The Sound Enhanced Fixed Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$3,415,659	$–	$–	$3,415,659
Common Stocks (1)	3,270,855	–	–	3,270,855
Corporate Bonds (1)	–	5,355,175	–	5,355,175
Exchange Traded Funds	2,977,318	–	–	2,977,318
Preferred Stocks (1)	6,975,587	–	–	6,975,587
Short-Term Investments	88,579	–	–	88,579
Total Investments in Securities	$16,727,998	$5,355,175	$–	$22,083,173

(1) See Schedule of Investments for industry breakout.